MAJOR CUSTOMERS AND SUPPLIERS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 63,492,494	$ 81,230,496	$ 41,303,271
Net Revenue | Customer concentration risk
MAJOR CUSTOMERS AND SUPPLIERS
Disclosure threshold (as a percent)	10.00%
Accounts receivable | Accounts receivable balances
MAJOR CUSTOMERS AND SUPPLIERS
Disclosure threshold (as a percent)	10.00%
Advances to suppliers | Supplier concentration risk
MAJOR CUSTOMERS AND SUPPLIERS
Disclosure threshold (as a percent)	10.00%
Advances to suppliers | Supplier concentration risk | Company I
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	36,383,712	55,231,207	60,909,170
Advances to suppliers | Supplier concentration risk | Company II
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	41,982,828	35,987,103	15,867,279
Advances to suppliers | Supplier concentration risk | Company III
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	45,924,240	15,593,040	21,600,000
Advances to suppliers | Supplier concentration risk | Company IV
MAJOR CUSTOMERS AND SUPPLIERS
Advance to suppliers	$ 4,440,450	$ 10,611,000	$ 17,744,468